As filed with the Securities and Exchange Commission on May 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23175

Matrix Advisors Funds Trust
(Exact name of registrant as specified in charter)

10 Bank Street, Suite 590
White Plains, NY 10606
(Address of principal executive offices) (Zip code)

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606
 (Name and address of agent for service)

1 (800) 366-6223
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 98.5%
Bank (Money Center): 4.9%
6,700	JPMorgan Chase & Co.	$678,241

Bank (Regional): 5.8%
12,600	BB&T Corp.	586,278
1,750	The PNC Financial Services Group, Inc.	214,655
		800,933

Bank (Super Regional): 4.6%
13,100	Wells Fargo & Co.	632,992

Beverages: 4.0%
4,550	PepsiCo, Inc.	557,603

Biotechnology: 4.0%
8,500	Gilead Sciences, Inc.	552,585

Building Material and Supplies Dealers: 1.6%
1,150	The Home Depot, Inc.	220,673

Computer Peripherals: 1.7%
1,650	IBM	232,815

Computer Software and Services: 4.5%
5,250	Microsoft Corp.	619,185

Diversified Operations: 3.1%
3,300	United Technologies Corp.	425,337

Drug: 10.3%
7,100	AbbVie, Inc.	572,188
4,200	Merck & Co., Inc.	349,314
11,700	Pfizer, Inc.	496,899
		1,418,401

Drug Store: 1.3%
3,450	CVS Health Corp.	186,059

Food Processing (Retail): 4.0%
10,800	General Mills, Inc.	558,900

Household Products: 6.6%
4,500	Kimberly-Clark Corp.	557,550
3,400	The Procter & Gamble Co.	353,770
		911,320

Insurance (Diversified): 4.1%
13,250	MetLife, Inc.	564,053

Manufacturing - Miscellaneous: 4.5%
7,800	Eaton Corp. Plc	628,368

Medical Supplies: 2.3%
2,300	Johnson & Johnson	321,517

Oil & Gas Services: 2.8%
8,800	Schlumberger Ltd.	383,416

Petroleum (Integrated): 5.7%
3,300	Exxon Mobil Corp.	266,640
8,100	Royal Dutch Shell Plc - ADR	517,995
		784,635

Petroleum (Producing): 2.3%
4,900	Occidental Petroleum Corp.	324,380

Telecommunication Services: 8.7%
20,500	AT&T, Inc.	642,880
9,500	Verizon Communications, Inc.	561,735
		1,204,615

Telecommunications (Equipment): 7.5%
9,075	Cisco Systems, Inc.	489,959
9,600	QUALCOMM, Inc.	547,488
		1,037,447

Transportation Services: 4.2%
5,250	United Parcel Service, Inc. - Class B	586,635

TOTAL COMMON STOCKS (Cost $12,772,024)		$13,630,110

SHORT-TERM INESTMENTS - 1.5%
211,601	First American Government Obligations Fund, Class X - 2.36%*	211,601

TOTAL SHORT-TERM INVESTMENTS (Cost $211,601)		$211,601

TOTAL INVESTMENTS (Cost $12,983,625): 100.0%		13,841,711
Liabilities in Excess of Other Assets: (0.0)%		(6,542)
TOTAL NET ASSETS: 100.0%		$13,835,169

ADR - American Depositary Receipt
* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$13,630,110	$-	$-	$13,630,110
Total Equity	13,630,110	-	-	13,630,110

Short-Term Investments	211,601	-	-	211,601
Total Investments in Securities	$13,841,711	$-	$-	$13,841,711

* See Funds' Schedule of Investments for Industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Funds Trust

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date  May 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ David A. Katz
        David A. Katz, President and Treasurer

Date   May 15, 2019